OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2023
OTHER COMPREHENSIVE INCOME (LOSS)
5. OTHER COMPREHENSIVE INCOME (LOSS)
Other comprehensive income (loss) consists of the foreign currency translation adjustment associated with our Canadian operations’ use of the Canadian dollar as their functional currency and changes in the unrealized gains on cash flow hedging instruments. The tax effects allocated to each component of other comprehensive income (loss) were as follows:

Years Ended December 31,	2023	2022	2021
Foreign currency translation adjustment	$7,906	$(20,305)	$936

Unrealized gain on cash flow hedging instruments	—	—	97
Income tax expense	—	—	(27)

Unrealized gain on cash flow hedging instruments, net of tax	—	—	70

Reclassification of loss on cash flow hedging instruments into earnings	—	—	305
Income tax benefit	—	—	(86)

Reclassification of loss on cash flow hedging instruments into earnings, net of tax	—	—	219

Other comprehensive income (loss)	$7,906	$(20,305)	$1,225

The changes in each component of accumulated other comprehensive loss, net of tax, were as follows:

Years Ended December 31,	2023	2022	2021
Foreign currency translation adjustment:
Beginning balance	$(47,710)	$(34,176)	$(34,694)
Current period other comprehensive income (loss)	5,379	(13,534)	518

Ending balance	(42,331)	(47,710)	(34,176)

Cash flow hedging instruments:
Beginning balance	—	—	(173)
Current period other comprehensive income	—	—	43
Reclassification adjustment	—	—	130

Ending balance	—	—	—

Accumulated other comprehensive loss, net of tax	$(42,331)	$(47,710)	$(34,176)